DIRECT OPERATING COSTS (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Disclosure of direct operating costs	The following table presents direct operating costs by nature for the years ended December 31, 2025, 2024, and 2023:

(US$ MILLIONS)	2025	2024	2023
Inventory costs	$208	$508	$527
Subcontractor and consultant costs	2,947	3,253	2,432
Concession construction materials and labor costs	204	163	299
Depreciation and amortization expense	718	780	728
Compensation	1,321	1,850	1,749
Other direct costs	1,134	1,014	1,059
Total	$6,532	$7,568	$6,794
Other direct costs include freight, cost of construction expensed and expected credit loss provisions on financial assets.